UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 94.7%		$1,136,165,331

(Cost $1,050,112,865)

Australia 5.4%		64,655,816

Arrium, Ltd.	2,219,020	1,696,306
Billabong International, Ltd. (I)(L)	437,242	190,405
BlueScope Steel, Ltd. (I)	754,312	3,725,508
Caltex Australia, Ltd.	10,636	226,655
Commonwealth Bank of Australia	48,952	3,100,948
CSL, Ltd.	123,279	6,988,635
David Jones, Ltd.	42,241	101,275
Goodman Fielder, Ltd. (I)	2,414,754	1,641,831
Goodman Group	418,589	2,041,169
GPT Group	410,862	1,518,521
Insurance Australia Group, Ltd.	90,138	486,338
Investa Office Fund	573,854	1,746,841
JB Hi-Fi, Ltd. (L)	116,617	1,664,880
Macquarie Group, Ltd.	65,331	2,643,900
Mirvac Group	1,201,353	1,899,133
Myer Holdings, Ltd.	206,256	481,285
Pacific Brands, Ltd.	756,107	547,991
Qantas Airways, Ltd. (I)	545,478	825,623
QBE Insurance Group, Ltd.	654,870	9,899,386
Stockland	1,069,235	3,715,198
Tabcorp Holdings, Ltd.	489,582	1,527,680
Tatts Group, Ltd.	184,072	563,276
Telstra Corp., Ltd.	1,341,190	6,066,585
Westpac Banking Corp.	422,805	11,356,447

Austria 0.7%		8,826,606

AMS AG	2,200	211,885
Andritz AG	24,384	1,317,398
Erste Group Bank AG	4,898	155,409
OMV AG	96,488	4,420,159
Raiffeisen Bank International AG (L)	21,002	708,637
Voestalpine AG	61,304	2,013,118

Belgium 1.4%		16,754,279

Ageas	109,699	3,992,473
Anheuser-Busch InBev NV	88,411	8,149,704
Belgacom SA	78,526	1,737,232
Delhaize Group SA (L)	33,857	2,136,366
KBC Groep NV	18,967	738,504

Canada 2.1%		24,798,377

Alimentation Couche Tard, Inc., Class B	13,700	766,434
Bombardier, Inc., Class B	188,100	852,732
Canadian Oil Sands, Ltd. (L)	28,400	549,783
Canadian Pacific Railway, Ltd.	10,600	1,409,312
Canadian Tire Corp., Ltd., Class A	6,900	554,396
EnCana Corp. (L)	78,300	1,493,119
First Quantum Minerals, Ltd.	124,500	2,228,811
Husky Energy, Inc. (L)	63,800	1,802,462
IGM Financial, Inc.	26	1,219
Magna International, Inc. (L)	14,200	946,986
Methanex Corp. (L)	15,100	668,085
Metro, Inc. (L)	30,900	2,068,743

1

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Canada (continued)

Research In Motion, Ltd. (I)(L)	331,200	$4,616,195
Royal Bank of Canada	50,200	2,979,316
Sherritt International Corp.	74,200	332,084
Sun Life Financial, Inc.	120,500	3,528,700

China 0.1%		1,271,230

AAC Technologies Holdings, Inc.	58,000	330,928
China Minzhong Food Corp., Ltd. (I)(L)	352,000	285,054
Yangzijiang Shipbuilding Holdings, Ltd. (L)	943,000	655,248

Denmark 0.7%		8,075,390

Coloplast A/S, Class B	12,251	696,694
GN Store Nord A/S	17,518	335,947
Novo Nordisk A/S, Class B	43,869	7,042,749

Finland 0.7%		7,940,870

Kone OYJ, Class B	5,136	451,507
Neste Oil OYJ	66,760	964,329
Nokia OYJ (I)(L)	1,763,621	6,061,404
Sampo OYJ, Class A	8,180	330,837
Tieto OYJ	6,472	132,793

France 11.3%		135,703,582

Air France KLM (I)	333,242	3,183,140
AXA SA	205,229	4,133,693
BNP Paribas SA (L)	132,111	7,700,585
Bouygues SA	44,279	1,166,321
Carrefour SA	31,027	903,603
Cie Generale des Etablissements Michelin (L)	21,581	1,874,706
European Aeronautic Defence & Space Company NV (L)	33,567	1,911,011
France Telecom SA (L)	337,927	3,433,638
GDF Suez	160,224	3,231,647
L'Oreal SA	3,679	616,745
Lafarge SA	15,993	1,143,491
Lagardere SCA (L)	65,714	1,679,156
Peugeot SA (I)(L)	455,468	3,937,273
Rallye SA	18,060	710,728
Remy Cointreau SA	2,166	250,558
Renault SA	134,572	10,376,217
Sanofi	301,719	31,730,067
Societe Generale SA (L)	201,664	7,994,757
Total SA	896,344	44,457,025
Vivendi SA	272,834	5,269,221

Germany 6.5%		77,682,755

Allianz SE	37,467	5,790,334
Aurubis AG	44,501	2,685,173
Bayer AG	128,022	13,771,258
Beiersdorf AG	9,695	875,752
Continental AG	17,520	2,311,230
Deutsche Bank AG (L)	38,315	1,792,076
Deutsche Lufthansa AG (I)	148,211	3,199,744
Deutsche Post AG	92,652	2,338,285
Duerr AG	43,714	2,839,850
E.ON AG	1,149,291	19,445,030
Leoni AG	48,587	2,463,610
Muenchener Rueckversicherungs AG	30,720	5,750,679

2

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Germany (continued)

RWE AG	184,772	$6,344,467
Salzgitter AG (L)	32,128	1,223,932
SAP AG (L)	59,410	4,525,024
Suedzucker AG	68,422	2,326,311

Greece 0.3%		4,072,499

OPAP SA	263,600	2,175,416
Public Power Corp. SA (I)	191,442	1,897,083

Hong Kong 1.1%		13,586,092

Cheung Kong Holdings, Ltd.	122,000	1,706,036
Esprit Holdings, Ltd. (L)	1,189,451	1,811,110
Galaxy Entertainment Group, Ltd. (I)	485,000	2,525,230
Melco International Development, Ltd.	417	911
Noble Group, Ltd.	1,100,000	901,678
Pacific Basin Shipping, Ltd.	1,395,121	801,189
Power Assets Holdings, Ltd.	207	1,805
Sun Hung Kai Properties, Ltd.	120,000	1,578,668
Swire Pacific, Ltd., Class A	154,500	1,958,960
Swire Properties, Ltd.	100	307
The Link REIT	95,500	490,938
Wharf Holdings, Ltd.	87,000	769,575
Yue Yuen Industrial Holdings, Ltd.	359,880	1,039,685

Ireland 0.6%		7,426,216

C&C Group PLC	145,549	867,742
DCC PLC (Irish Stock Exchange)	41,475	1,562,767
Kerry Group PLC, Class A	48,549	2,753,903
Paddy Power PLC	26,601	2,241,804

Israel 0.1%		1,707,359

Africa Israel Investments, Ltd. (I)	217,585	511,991
Partner Communications Company, Ltd.	167,544	1,004,863
Teva Pharmaceutical Industries, Ltd.	4,988	190,505

Italy 5.2%		62,123,332

A2A SpA	556,593	461,113
Ansaldo STS SpA	8,747	82,853
Azimut Holding SpA	57,010	1,080,084
Enel SpA	4,931,037	18,574,071
Eni SpA	742,926	16,799,387
Exor SpA	10,144	322,722
Fiat SpA (I)	550,834	4,351,633
Finmeccanica SpA (I)	735,656	4,018,900
Intesa Sanpaolo SpA	1,817,300	3,416,936
Lottomatica SpA	4,792	129,124
Mediaset SpA (I)	307,465	940,979
Mediolanum SpA (L)	275,016	1,831,499
Recordati SpA	72,112	761,610
Telecom Italia RSP	4,069,085	2,514,112
Telecom Italia SpA	5,799,042	4,484,484
UniCredit SpA	416,304	2,353,825

Japan 22.6%		271,104,647

ABC-MART, Inc.	4,300	155,916
Accordia Golf Company, Ltd.	1,266	1,340,813
Advance Residence Investment Corp.	394	816,268
Aeon Company, Ltd.	340,000	3,965,445

3

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Japan (continued)

Alps Electric Company, Ltd.	46	$318
Anritsu Corp.	150,400	2,042,159
Arnest One Corp.	2,500	45,590
Astellas Pharma, Inc.	159,500	8,153,680
Avex Group Holdings, Inc.	3,600	110,004
Bridgestone Corp.	26,700	859,865
Credit Saison Company, Ltd.	67,400	1,577,554
Daikyo, Inc.	700,000	2,090,871
Daito Trust Construction Company, Ltd.	85,400	7,960,202
Daiwa House Industry Company, Ltd.	25,000	469,319
Daiwa Securities Group, Inc.	121,000	995,962
Daiwabo Holdings Company, Ltd.	215,000	361,275
Dena Company, Ltd. (L)	121,361	2,560,484
DIC Corp.	391,000	902,517
Fast Retailing Company, Ltd.	1,600	537,961
Fuji Electric Company, Ltd.	342,000	1,124,326
Fuji Heavy Industries, Ltd.	258,116	5,796,525
Fuji Oil Company, Ltd.	42,500	644,432
GMO Internet, Inc.	7,800	74,428
Gunze, Ltd.	228,000	548,248
Hanwa Company, Ltd.	175,000	643,621
Haseko Corp. (I)	2,145,500	2,829,330
Hikari Tsushin, Inc.	29,000	1,598,691
Hino Motors, Ltd.	28,000	397,908
Inpex Corp.	361	1,525,157
ITOCHU Corp.	661,400	8,209,565
J Trust Company, Ltd. (L)	18,900	379,694
JFE Holdings, Inc.	174,000	3,590,599
Juki Corp. (I)(L)	174,000	298,788
JX Holdings, Inc.	1,636,800	7,986,804
K's Holding Corp.	95,900	2,672,780
Kakaku.com, Inc.	58,100	1,400,680
Kao Corp.	74,050	2,300,008
Kawasaki Kisen Kaisha, Ltd.	1,649,000	3,266,865
KDDI Corp.	279,200	12,618,310
Kinugawa Rubber Industrial Company, Ltd. (L)	120,000	668,989
Kobe Steel, Ltd. (I)	605,000	799,832
Kohnan Shoji Company, Ltd. (L)	59,600	697,508
Konami Corp.	23	561
Kubota Corp.	72,000	1,072,389
Kurimoto, Ltd. (I)	64,000	162,886
Lawson, Inc.	30,800	2,235,645
Leopalace21 Corp. (I)	399,600	1,806,361
Look, Inc. (L)	95,000	314,950
Marubeni Corp.	642,824	4,458,177
Mazda Motor Corp. (I)	1,386,000	5,318,785
Medipal Holdings Corp.	101,635	1,341,740
MEIJI Holdings Company, Ltd.	11,800	518,663
Misawa Homes Company, Ltd.	5,000	106,538
Mitsubishi Chemical Holdings Corp.	622,000	2,963,829
Mitsubishi Corp.	468,395	8,155,195
Mitsubishi Estate Company, Ltd.	105,000	2,578,297
Mitsubishi Heavy Industries, Ltd.	199,000	1,219,765
Mitsui & Company, Ltd.	333,900	4,205,577
Mitsui Engineering & Shipbuilding Company, Ltd.	604,000	979,841
Mitsui Fudosan Company, Ltd.	68,000	1,868,916
Mitsui Mining & Smelting Company, Ltd.	611,000	1,399,899

4

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Japan (continued)

Mitsui O.S.K. Lines, Ltd. (I)	847,000	$3,030,060
Mizuho Financial Group, Inc.	3,180,300	6,017,448
Murata Manufacturing Company, Ltd.	5,300	402,000
Namco Bandai Holdings, Inc.	98,100	1,582,611
NEC Corp.	236,000	548,349
Nintendo Company, Ltd.	22,300	2,199,251
Nippon Light Metal Holdings Company, Ltd.	1,151,100	1,296,964
Nippon Paper Industries Company, Ltd. (I)(L)	130,400	1,636,896
Nippon Steel Corp.	831,000	2,091,978
Nippon Telegraph & Telephone Corp.	215,300	10,612,596
Nippon Yusen KK	996,000	2,571,587
Nipro Corp. (L)	145,600	1,827,540
Nitori Holdings Company, Ltd.	32,500	2,571,911
Nitto Denko Corp.	25,900	1,546,320
Nomura Holdings, Inc.	272,000	2,102,426
North Pacific Bank, Ltd.	161,400	530,559
NTT DOCOMO, Inc.	2,731	4,034,222
Obayashi Corp.	414,000	2,000,932
Ono Pharmaceutical Company, Ltd.	25,100	1,728,558
Orient Corp. (I)(L)	278,000	801,346
Osaka Gas Company, Ltd.	120	486
Pigeon Corp.	1,000	80,198
Point, Inc. (L)	46,190	2,051,906
Resona Holdings, Inc.	1,790,800	7,951,171
Ricoh Company, Ltd.	210,000	2,445,585
Round One Corp.	207,800	1,286,577
Ryohin Keikaku Company, Ltd.	32,300	2,408,115
Sankyo Company, Ltd.	54,100	2,380,397
Seven Bank, Ltd.	91,800	323,759
Ship Healthcare Holdings, Inc.	3,100	112,597
SHO-BOND Holdings Company, Ltd.	3,900	144,342
Softbank Corp.	117,900	5,897,024
Sojitz Corp.	1,363,800	2,358,266
Sumitomo Corp.	596,500	7,506,580
Sumitomo Light Metal Industries, Ltd.	760,000	795,680
Sumitomo Mitsui Company, Ltd. (I)(L)	288,800	223,279
Sumitomo Mitsui Financial Group, Inc.	99,200	3,882,981
Sumitomo Mitsui Trust Holdings, Inc.	342,000	1,415,373
Sumitomo Realty & Development Company, Ltd.	45,000	1,719,203
Taisei Corp.	849,000	2,673,809
Takeda Pharmaceutical Company, Ltd.	225,289	9,973,423
The Daiei, Inc. (I)	176,908	555,990
Tokyo Electric Power Company, Inc. (I)	329,900	2,010,542
Tokyu Land Corp.	67,000	608,695
TonenGeneral Sekiyu KK	115,133	1,134,462
Toshiba Corp.	218,000	1,029,832
Tosoh Corp.	283,000	928,813
Toyobo Company, Ltd. (I)	129,000	207,881
Toyota Motor Corp.	144,300	8,511,897
Toyota Tsusho Corp.	220,900	5,853,357
Unitika, Ltd. (I)	882,000	499,488
UNY Company, Ltd.	268,500	1,769,426
Wacom Company, Ltd.	164,000	2,054,509
Yahoo Japan Corp.	780	354,641
Yamada Denki Company, Ltd.	134,480	5,093,504

5

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Macau 0.1%		$703,252

Sands China, Ltd.	132,400	703,252

Netherlands 4.0%		48,564,258

Aegon NV	554,266	3,714,902
CSM NV	56,426	1,171,177
Delta Lloyd NV	29,093	567,010
Gemalto NV	20,245	1,699,848
Heineken NV	7,402	513,357
ING Groep NV (I)	184,231	1,722,447
Koninklijke BAM Groep NV	350,828	1,716,813
Koninklijke Philips Electronics NV	57,910	1,636,527
Koninklijke Vopak NV (L)	7,978	477,773
PostNL NV (I)	59,582	160,701
Royal Dutch Shell PLC, Class A (London Stock Exchange)	646,697	21,476,829
Royal Dutch Shell PLC, Class B	357,999	12,368,356
SNS REAAL NV (I)	69,009	0
Wereldhave NV	18,873	1,338,518

New Zealand 0.6%		7,269,361

Chorus, Ltd.	493,461	973,357
Fletcher Building, Ltd.	294,538	1,954,622
Telecom Corp. of New Zealand, Ltd.	2,383,367	4,341,382

Norway 0.3%		3,499,366

Aker Solutions ASA	64,497	953,569
STX OSV Holdings, Ltd.	187,000	164,928
TGS-NOPEC Geophysical Company ASA (L)	68,330	2,380,869

Portugal 0.3%		4,226,313

EDP - Energias de Portugal SA	1,226,549	3,937,465
Portugal Telecom SGPS SA	67,984	288,848

Singapore 1.1%		13,516,755

Ezion Holdings, Ltd.	380,000	682,810
Ezra Holdings, Ltd. (I)(L)	1,037,000	796,068
Golden Agri-Resources, Ltd.	10,342,000	4,687,051
Jaya Holdings, Ltd.	458,000	221,016
Singapore Telecommunications, Ltd.	2,409,350	7,129,810

Spain 7.6%		90,810,396

Abengoa SA, B Shares	45,185	105,004
ACS Actividades de Construccion y Servicios SA	17,638	493,465
Amadeus IT Holding SA, A Shares	34,228	1,043,483
Banco Bilbao Vizcaya Argentaria SA	1,153,605	10,815,465
Banco Santander SA (I)	3,673,639	26,390,340
Distribuidora Internacional de Alimentacion SA	265,426	2,064,838
Enagas SA	16,688	417,152
Ferrovial SA	57,297	925,392
Fomento de Construcciones y Contratas SA (L)	43,846	438,388
Gas Natural SDG SA	334,926	6,915,040
Grifols SA	102,114	3,736,844
Iberdrola SA	1,483,112	7,888,970
Inditex SA	24,242	3,004,688
Repsol SA	257,138	5,759,229
Telefonica SA (I)	1,519,648	20,812,098

Sweden 0.9%		10,458,902

Boliden AB	103,374	1,476,930

6

International Core Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Sweden (continued)

Investor AB, B Shares	103,154	$2,955,999
NCC AB, B Shares	46,296	1,099,420
Skandinaviska Enskilda Banken AB, Series A	82,476	855,818
Svenska Handelsbanken AB, Class A	31,450	1,345,980
Swedbank AB, Class A	115,050	2,724,755

Switzerland 2.0%		23,500,088

ABB, Ltd. (SIX Swiss Exchange)	37,148	808,887
Cie Financiere Richemont SA	7,847	689,716
Credit Suisse Group AG	71,322	2,115,287
Novartis AG	185,747	13,309,838
Roche Holdings AG	14,945	3,697,995
Swiss Life Holding (I)	2,203	363,679
Swiss Re, Ltd.	24,537	1,799,967
The Swatch Group AG (Bearer Shares)	1,259	714,719

United Kingdom 19.0%		227,887,590

Aberdeen Asset Management PLC	333,222	2,327,734
Admiral Group PLC	15,219	308,354
Ashtead Group PLC	29,324	275,152
AstraZeneca PLC	627,604	32,016,908
Aviva PLC (I)	334,126	1,671,586
Babcock International Group PLC	43,831	769,265
BAE Systems PLC	1,751,891	10,747,593
Barclays PLC	3,934,102	18,824,268
BBA Aviation PLC	9,034	38,326
BG Group PLC	65,454	1,191,253
BHP Billiton PLC	85,268	2,467,480
BP PLC, ADR	4,339,159	31,058,952
Bunzl PLC	83,660	1,627,367
Darty PLC	54,738	59,034
Diageo PLC	393,572	11,651,546
Dixons Retail PLC (I)(L)	3,772,086	2,346,482
Drax Group PLC	279,914	2,433,324
easyJet PLC	58,236	1,101,928
FirstGroup PLC (L)	467,849	886,826
GlaxoSmithKline PLC	120,950	3,135,056
Halfords Group PLC	2,156	10,701
Hargreaves Lansdown PLC	16,250	235,531
Home Retail Group PLC	1,383,225	3,268,249
HSBC Holdings PLC	322,788	3,535,808
Imperial Tobacco Group PLC	27,539	986,212
Intercontinental Hotels Group PLC	41,819	1,205,117
Intertek Group PLC	13,329	649,433
ITV PLC	929,651	1,845,002
Lancashire Holdings, Ltd.	86,982	1,049,803
Lloyds Banking Group PLC (I)	10,628,918	9,753,418
Micro Focus International PLC	7,229	74,931
Mondi PLC	6,667	87,391
Next PLC	112,913	7,882,796
Persimmon PLC	17,162	316,596
Playtech, Ltd.	133,406	1,350,807
Premier Foods PLC (I)	196,568	213,455
Prudential PLC	324,140	5,462,947
Reckitt Benckiser Group PLC	13,137	937,257
Reed Elsevier PLC	68,640	769,048
Rio Tinto PLC	423,257	18,262,119

7

International Core Fund
As of 5-31-13 (Unaudited)

		Shares	Value

United Kingdom (continued)

Rolls-Royce Holdings PLC		290,382	$5,251,831
Royal Bank of Scotland Group PLC (I)		373,677	1,868,070
SABMiller PLC		66,119	3,325,755
Spectris PLC		48,885	1,535,294
SSE PLC		65,410	1,529,500
Standard Life PLC		101,856	598,908
Telecity Group PLC		49,927	734,037
Tesco PLC		245,524	1,354,931
Thomas Cook Group PLC (I)(L)		1,295,979	2,808,771
Trinity Mirror PLC (I)		121,865	224,791
Tullett Prebon PLC		172,999	765,678
Vodafone Group PLC		5,809,252	16,834,963
WH Smith PLC		87,640	1,000,977
Whitbread PLC		13,889	602,033
William Hill PLC		523,531	3,481,985
WPP PLC		183,547	3,135,011

		Shares	Value

Preferred Securities 0.9%			$11,341,793

(Cost $8,326,230)

Germany 0.9%			11,290,028

Henkel AG & Company KgaA		45,692	4,423,910
Porsche Automobil Holding SE		82,491	6,866,118

United Kingdom 0.0%			51,765

Rolls-Royce Holdings PLC		34,069,105	51,765

		Shares	Value

Rights 0.0%			$48,917

(Cost $0)

EXOR SpA, (Expiration Date: 06/05/2013, Strike Price: EUR 16.899) (I)		9,684	0
EXOR SpA, (Expiration Date: 06/05/2013, Strike Price: EUR 16.972) (I)		9,684	0
J Trust Company, Ltd., (Expiration Date: 07/30/2013, Strike Price: JPY 1,800) (I)		18,900	48,917

	Yield (%)	Shares	Value

Securities Lending Collateral 5.5%			$65,607,671

(Cost $65,609,752)

John Hancock Collateral Investment Trust (W)	0.2184(Y)	6,555,261	65,607,671

Short-Term Investments 2.9%			$34,349,137

(Cost $34,349,137)

Money Market Funds 2.9%			34,349,137

State Street Institutional Treasury Money Market Fund	0.0000(Y)	34,349,137	34,349,137

Total investments (Cost $1,158,397,984)† 104.0%			$1,247,512,849

Other assets and liabilities, net (4.0%)			($47,997,418)

Total net assets 100.0%		$1,199,515,431

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

8

International Core Fund
As of 5-31-13 (Unaudited)

ADR American Depositary Receipt

EUR Euro

JPY Japanese Yen

REIT Real Estate Investment Trust

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,223,798,001. Net unrealized appreciation aggregated $23,714,848, of which $83,765,385 related to appreciated investment securities and $60,050,537 related to depreciated investment securities.

The Fund had the following sector allocation as a percentage of net assets on 5-31-13:
Financials	20.7%
Energy	13.2%
Health Care	11.7%
Consumer Discretionary	11.3%
Industrials	9.8%
Telecommunication Services	9.0%
Utilities	6.3%
Consumer Staples	5.6%
Materials	4.9%
Information Technology	3.2%
Short-Term Investments & Other	4.3%

9

International Core Fund
As of 5-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

10

International Core Fund
As of 5-31-13 (Unaudited)

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	5-31-13	Price	Inputs	Inputs
Common Stocks
Australia	$64,655,816	—	$64,655,816	—
Austria	8,826,606	—	8,826,606	—
Belgium	16,754,279	—	16,754,279	—
Canada	24,798,377	$24,798,377	—	—
China	1,271,230	—	1,271,230	—
Denmark	8,075,390	—	8,075,390	—
Finland	7,940,870	—	7,940,870	—
France	135,703,582	—	135,703,582	—
Germany	77,682,755	—	77,682,755	—
Greece	4,072,499	—	4,072,499	—
Hong Kong	13,586,092	—	13,586,092	—
Ireland	7,426,216	—	7,426,216	—
Israel	1,707,359	—	1,707,359	—
Italy	62,123,332	—	62,123,332	—
Japan	271,104,647	—	271,104,647	—
Macau	703,252	—	703,252	—
Netherlands	48,564,258	—	48,564,258	—
New Zealand	7,269,361	—	7,269,361	—
Norway	3,499,366	—	3,499,366	—
Portugal	4,226,313	—	4,226,313	—
Singapore	13,516,755	—	13,516,755	—
Spain	90,810,396	—	90,810,396	—
Sweden	10,458,902	—	10,458,902	—
Switzerland	23,500,088	—	23,500,088	—
United Kingdom	227,887,590	—	227,887,590	—
Preferred Securities
Germany	11,290,028	—	11,290,028	—
United Kingdom	51,765	—	51,765	—
Rights	48,917	48,917	—	—
Securities Lending Collateral	65,607,671	65,607,671	—	—
Short-Term Investments	34,349,137	34,349,137	—	—

Total Investments in Securities	$1,247,512,849	$124,804,102	$1,122,708,747	—
Other Financial Instruments:
Futures	$2,756,159	488,795	2,267,364	—
Forward Foreign Currency Contracts	$991,697	—	991,697	—

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2013, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2013.

						Unrealized
	Number of					Appreciation
Open Contracts	Contracts	Position	Expiration Date	Notional Basis	Notional Value	(Depreciation)

CAC 40 Index Futures	14	Long	6/21/2013	$711,689	$717,124	$5,435
DAX Index Futures	19	Long	6/21/2013	4,844,574	5,165,318	320,744
FTSE MIB Index Futures	175	Long	6/21/2013	18,011,212	19,597,624	1,586,412
SGX MSCI Singapore Index Futures	36	Long	6/27/2013	2,174,751	2,101,982	(72,769)
TOPIX Index Futures	147	Long	6/13/2013	15,583,155	16,264,107	680,952
S&P TSE 60 Index Futures	140	Short	6/20/2013	(19,826,608)	(19,591,223)	235,385

Total						$2,756,159

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

11

International Core Fund
As of 5-31-13 (Unaudited)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2013.

		Principal
	Principal Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Buys

CAD	661,208	$649,635	Bank of America N.A.	6/20/2013	($12,113)

CAD	661,209	648,498	Bank of New York	6/20/2013	(10,975)

CAD	661,207	649,407	Deutsche Bank AG London	6/20/2013	(11,886)

CAD	661,208	653,529	State Street Bank & Trust Company	6/20/2013	(16,006)

HKD	44,732,320	5,764,615	Bank of America N.A.	6/20/2013	(1,635)

HKD	54,917,553	7,077,077	Barclays Bank PLC	6/20/2013	(1,907)

HKD	58,456,799	7,532,899	Brown Brothers Harriman & Company	6/20/2013	(1,758)

HKD	24,623,000	3,173,035	JPMorgan Chase Bank	6/20/2013	(790)

HKD	64,103,389	8,260,682	Mellon Bank NA	6/20/2013	(2,077)

HKD	54,917,553	7,077,005	Morgan Stanley Capital Services, Inc.	6/20/2013	(1,835)

HKD	81,092,551	10,450,098	State Street Bank & Trust Company	6/20/2013	(2,735)

JPY	413,120,353	4,060,031	Barclays Bank PLC	6/20/2013	52,725

JPY	413,120,353	4,044,248	Deutsche Bank AG London	6/20/2013	68,508

NOK	3,502,366	603,130	Brown Brothers Harriman & Company	6/20/2013	(6,687)

SEK	13,070,974	2,045,973	Bank of America N.A.	6/20/2013	(73,242)

SEK	12,438,887	1,946,453	Barclays Bank PLC	6/20/2013	(69,120)

SEK	9,275,289	1,451,491	Brown Brothers Harriman & Company	6/20/2013	(51,622)

SGD	19,608,202	15,871,356	Bank of America N.A.	6/20/2013	(357,734)

SGD	9,439,547	7,640,388	Barclays Bank PLC	6/20/2013	(172,005)

SGD	1,942,000	1,571,066	JPMorgan Chase Bank	6/20/2013	(34,594)

SGD	3,337,439	2,701,374	Mellon Bank NA	6/20/2013	(60,858)

SGD	1,285,689	1,040,694	Morgan Stanley Capital Services, Inc.	6/20/2013	(23,482)

SGD	3,752,879	3,036,988	Royal Bank of Scotland PLC	6/20/2013	(67,784)

SGD	11,058,671	8,950,657	State Street Bank & Trust Company	6/20/2013	(201,255)

CHF	7,285,000	7,869,746	Bank of America N.A.	6/20/2013	(250,212)

CHF	1,246,125	1,346,318	Barclays Bank PLC	6/20/2013	(42,970)

CHF	6,975,655	7,471,378	Brown Brothers Harriman & Company	6/20/2013	(175,395)

12

International Core Fund
As of 5-31-13 (Unaudited)

CHF	5,870,802	6,273,234	Deutsche Bank AG London	6/20/2013	(132,839)

CHF	8,357,010	9,017,574	JPMorgan Chase Bank	6/20/2013	(276,802)

CHF	10,906,840	11,772,470	Morgan Stanley Capital Services, Inc.	6/20/2013	(364,777)

CHF	4,485,557	4,845,710	State Street Bank & Trust Company	6/20/2013	(154,171)

		$155,496,760			($2,458,033)

		Principal
	Principal Amount	Amount			Unrealized
	Covered by	Covered by		Settlement	Appreciation
Currency	Contract	Contract (USD)	Counterparty	Date	(Depreciation)

Sells

AUD	4,102,760	$4,233,970	Bank of America N.A.	6/20/2013	$312,022

AUD	1,688,746	1,679,730	Bank of New York	6/20/2013	65,408

AUD	5,579,237	5,758,163	Barclays Bank PLC	6/20/2013	424,806

AUD	1,897,502	1,959,873	Brown Brothers Harriman & Company	6/20/2013	145,995

AUD	1,869,851	1,928,789	Mellon Bank NA	6/20/2013	141,344

AUD	8,104,562	8,362,992	Morgan Stanley Capital Services, Inc.	6/20/2013	615,604

AUD	2,251,608	2,248,009	State Street Bank & Trust Company	6/20/2013	95,632

CAD	3,869,405	3,782,779	Bank of America N.A.	6/20/2013	51,982

CAD	5,849,825	5,719,310	Barclays Bank PLC	6/20/2013	79,035

CAD	53,422	52,210	JPMorgan Chase Bank	6/20/2013	701

CAD	5,093,827	4,981,689	Mellon Bank NA	6/20/2013	70,331

CAD	835,807	817,371	Morgan Stanley Capital Services, Inc.	6/20/2013	11,504

CAD	1,439,388	1,405,724	Royal Bank of Scotland PLC	6/20/2013	17,897

CAD	5,093,827	4,973,838	State Street Bank & Trust Company	6/20/2013	62,480

DKK	13,658,426	2,407,938	Barclays Bank PLC	6/20/2013	26,235

DKK	2,212,781	389,533	Brown Brothers Harriman & Company	6/20/2013	3,677

EUR	1,152,552	1,514,503	Bank of America N.A.	6/20/2013	16,355

EUR	8,338,399	10,944,983	Brown Brothers Harriman & Company	6/20/2013	106,292

EUR	4,639,676	6,096,534	Deutsche Bank AG London	6/20/2013	65,639

EUR	6,524,444	8,563,405	JPMorgan Chase Bank	6/20/2013	82,588

EUR	1,152,552	1,513,116	Mellon Bank NA	6/20/2013	14,968

EUR	4,025,835	5,284,661	Morgan Stanley Capital Services, Inc.	6/20/2013	51,669

EUR	4,020,944	5,281,627	Royal Bank of Scotland PLC	6/20/2013	54,991

EUR	6,147,461	8,074,813	State Street Bank & Trust Company	6/20/2013	84,019

JPY	207,454,236	2,115,496	Bank of America N.A.	6/20/2013	50,218

JPY	897,140,877	9,148,058	Barclays Bank PLC	6/20/2013	216,710

JPY	264,238,300	2,694,687	Brown Brothers Harriman & Company	6/20/2013	64,103

JPY	661,566,036	6,773,517	Deutsche Bank AG London	6/20/2013	187,399

JPY	111,020,868	1,132,101	JPMorgan Chase Bank	6/20/2013	26,850

JPY	152,430,105	1,555,124	Mellon Bank NA	6/20/2013	37,629

13

International Core Fund
As of 5-31-13 (Unaudited)

NOK	10,141,365	1,765,517	Bank of America N.A.	6/20/2013	38,470

NOK	10,141,365	1,764,728	Brown Brothers Harriman & Company	6/20/2013	37,681

NZD	3,666,146	3,014,049	Bank of America N.A.	6/20/2013	103,260

NZD	3,666,146	3,002,977	Barclays Bank PLC	6/20/2013	92,188

SEK	12,992,685	1,964,021	Bank of America N.A.	6/20/2013	3,106

SEK	8,306,798	1,244,641	Brown Brothers Harriman & Company	6/20/2013	(9,058)

		$134,150,476			$3,449,730

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
HKD	Hong Kong Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

14

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Core Fund.

66Q1 5/13
7/13

John Hancock
MUTUAL FUNDS

# John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 91.3%		$205,747,170

(Cost $179,981,755)

Australia 5.0%		11,323,926

BHP Billiton, Ltd.	24,940	812,766
Coca-Cola Amatil, Ltd.	20,266	249,189
Commonwealth Bank of Australia	6,302	399,211
CSL, Ltd.	38,182	2,164,522
Insurance Australia Group, Ltd.	60,030	323,891
JB Hi-Fi, Ltd.	3,559	50,810
QBE Insurance Group, Ltd.	18,395	278,069
Rio Tinto, Ltd.	20,534	1,065,676
Suncorp Group, Ltd.	11,298	133,128
Telstra Corp., Ltd.	255,870	1,157,373
Westpac Banking Corp.	79,928	2,146,848
Woodside Petroleum, Ltd.	9,224	314,335
Woolworths, Ltd.	70,983	2,228,108

Austria 0.2%		544,530

Erste Group Bank AG (L)	15,846	502,778
Verbund AG, Class A (L)	2,011	41,752

Belgium 1.2%		2,769,798

Ageas	16,848	613,180
Anheuser-Busch InBev NV	13,271	1,223,317
Bekaert SA	3,381	97,819
Colruyt SA	6,542	332,633
Mobistar SA	4,473	98,231
UCB SA	3,325	182,246
Umicore SA	4,685	222,372

Canada 2.6%		5,858,021

Agrium, Inc.	2,200	203,416
BCE, Inc. (L)	3,900	175,260
Canadian National Railway Company	23,200	2,354,350
Canadian Pacific Railway, Ltd.	5,800	771,133
Enbridge, Inc. (L)	16,100	698,353
Potash Corp. of Saskatchewan, Inc.	6,500	274,922
Rogers Communications, Inc., Class B (L)	9,100	412,539
Royal Bank of Canada (L)	6,100	362,028
Saputo, Inc.	4,300	210,199
Valeant Pharmaceuticals International, Inc. (I)	4,302	395,821

China 0.3%		588,260

AAC Technologies Holdings, Inc.	88,000	502,098
Yangzijiang Shipbuilding Holdings, Ltd.	124,000	86,162

Denmark 2.4%		5,453,162

Chr Hansen Holding A/S	3,543	126,258
Coloplast A/S	12,793	727,517
GN Store Nord A/S	10,256	196,682
Novo Nordisk A/S, Class B	24,404	3,917,829
Novozymes A/S, B shares	14,005	484,876

Finland 1.5%		3,264,485

Fortum OYJ	23,310	435,888
Kone OYJ (L)	13,282	1,167,625
Neste Oil OYJ	10,943	158,068

1

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Finland (continued)

Nokia OYJ (I)(L)	104,881	$360,466
Nokian Renkaat OYJ	2,939	122,635
Orion OYJ, Series B	6,340	155,900
Outotec OYJ	6,397	85,545
Sampo OYJ, Class A	12,068	488,085
Wartsila OYJ Abp	6,256	290,273

France 5.4%		12,235,740

Air France KLM (I)	17,954	171,497
Alcatel-Lucent (I)	97,336	163,623
AtoS (L)	1,602	116,203
BNP Paribas SA	10,252	597,576
Bureau Veritas SA (L)	5,203	603,179
Carrefour SA (L)	12,095	352,244
Casino Guichard Perrachon SA	3,580	373,389
Cie Generale d'Optique Essilor International SA (L)	8,990	979,746
Cie Generale des Etablissements Michelin (L)	8,931	775,821
Credit Agricole SA (I)	34,020	319,219
Danone SA	5,770	423,852
Dassault Systemes SA (L)	5,892	740,971
European Aeronautic Defence & Space Company NV (L)	8,566	487,673
ICADE	1,227	111,318
Iliad SA	2,426	505,100
L'Oreal SA	6,747	1,131,063
Lafarge SA	7,257	518,872
Neopost SA	1,708	113,192
PPR (I)	631	136,996
Publicis Groupe SA (L)	3,133	222,761
Remy Cointreau SA	2,172	251,252
Sanofi	16,261	1,710,077
Societe BIC SA	1,038	110,416
Societe Generale SA (L)	17,792	705,345
Suez Environnement Company	8,097	103,316
Valeo SA	2,913	193,430
Vallourec SA (L)	1,667	89,960
Wendel SA (L)	2,074	227,649

Germany 6.8%		15,274,023

Allianz SE	11,233	1,736,003
Aurubis AG	4,642	280,096
BASF SE	2,328	227,477
Bayer AG	27,813	2,991,829
Beiersdorf AG	5,584	504,404
Deutsche Lufthansa AG (I)	23,113	498,989
Duerr AG	5,242	340,543
Fielmann AG	1,990	208,056
Freenet AG (I)(L)	19,543	420,043
Hannover Rueckversicherung AG	5,343	403,316
Henkel AG & Company, KGaA	3,099	253,917
Hochtief AG	1,884	131,967
Hugo Boss AG	1,529	170,875
Kabel Deutschland Holding AG	3,281	310,561
KUKA AG	1,999	95,456
Merck KGaA	2,680	424,164
Metro AG	8,811	299,599
Muenchener Rueckversicherungs AG	9,448	1,768,633
Salzgitter AG	2,896	110,325

2

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Germany (continued)

SAP AG (L)	27,851	$2,121,300
Sky Deutschland AG (I)	46,995	314,462
Software AG	3,304	114,253
Stada Arzneimittel AG (L)	4,136	181,295
Suedzucker AG	10,567	359,272
Symrise AG	3,066	124,705
ThyssenKrupp AG (I)	13,744	275,691
TUI AG (I)	15,419	189,322
Volkswagen AG	1,628	349,014
Wacker Chemie AG	925	68,456

Greece 0.0%		15,488

Public Power Corp. SA (I)	1,563	15,488

Guernsey, Channel Islands 0.1%		150,393

Resolution, Ltd.	34,416	150,393

Hong Kong 3.0%		6,705,953

AIA Group, Ltd.	33,800	149,161
ASM Pacific Technology, Ltd.	8,600	102,884
Cheung Kong Infrastructure Holdings, Ltd.	34,000	236,575
CLP Holdings, Ltd.	48,000	403,872
Galaxy Entertainment Group, Ltd. (I)	153,000	796,619
Hang Seng Bank, Ltd.	22,000	353,458
Henderson Land Development Company, Ltd.	27,000	190,141
Hong Kong & China Gas Company, Ltd.	383,255	1,082,237
Hong Kong Exchanges & Clearing, Ltd.	15,200	254,522
Hong Kong Land Holdings, Ltd.	24,000	166,526
Jardine Matheson Holdings, Ltd.	2,430	159,311
Luk Fook Holdings International, Ltd.	21,000	54,724
New World Development Company, Ltd.	59,000	92,689
Noble Group, Ltd.	221,000	181,155
Power Assets Holdings, Ltd.	71,000	619,021
Sun Hung Kai Properties, Ltd.	29,000	381,511
The Link REIT	116,011	596,379
Wharf Holdings, Ltd.	81,000	716,501
Xinyi Glass Holdings Company, Ltd.	196,000	168,667

Ireland 1.1%		2,504,531

DCC PLC (Irish Stock Exchange)	6,033	227,322
Elan Corp. PLC (I)	21,034	261,008
Experian PLC	34,801	639,030
Kerry Group PLC	9,603	544,722
Paddy Power PLC	8,825	743,729
UBM PLC	8,129	88,720

Israel 0.4%		854,057

Israel Chemicals, Ltd.	15,376	171,245
Mellanox Technologies, Ltd. (I)	2,776	154,150
Teva Pharmaceutical Industries, Ltd.	13,842	528,662

Italy 1.2%		2,715,243

Assicurazioni Generali SpA	47,729	889,303
Atlantia SpA	18,622	313,892
Azimut Holding SpA	7,559	143,209
Fiat SpA (I)	73,966	584,337
Mediolanum SpA	16,162	107,633
UniCredit SpA	119,713	676,869

3

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Japan 22.1%		$49,810,596

3-D Matrix, Ltd. (I)	1,600	102,958
ABC-MART, Inc.	4,900	177,672
Accordia Golf Company, Ltd.	108	114,382
Aeon Company, Ltd.	15,200	177,279
Aeon Mall Company, Ltd.	2,300	60,065
Ajinomoto Company, Inc.	22,000	302,307
Anritsu Corp.	13,500	183,305
Arnest One Corp.	3,000	54,708
Asahi Kasei Corp.	27,000	182,364
Astellas Pharma, Inc.	38,200	1,952,794
Bridgestone Corp.	8,600	276,960
Calbee, Inc.	2,200	211,242
Canon, Inc.	8,800	302,889
Central Japan Railway Company, Ltd.	2,500	272,728
Chiyoda Corp.	10,000	108,362
Chugai Pharmaceutical Company, Ltd.	18,600	372,885
Credit Saison Company, Ltd.	8,600	201,290
Daihatsu Motor Company, Ltd.	13,000	276,084
Dainippon Sumitomo Pharma Company, Ltd.	6,600	91,316
Daito Trust Construction Company, Ltd.	8,100	755,007
Daiwa House Industry Company, Ltd.	20,000	375,455
Daiwa Securities Group, Inc.	66,000	543,252
Dena Company, Ltd. (L)	17,700	373,436
Eisai Company, Ltd.	11,700	448,763
FANUC Corp.	3,600	532,013
Fast Retailing Company, Ltd.	3,200	1,075,921
Fuji Heavy Industries, Ltd.	41,000	920,739
Gree, Inc. (L)	8,900	88,810
Hankyu Hanshin Holdings, Inc.	29,000	154,558
Hino Motors, Ltd.	23,000	326,853
Hirose Electric Company, Ltd.	1,500	193,661
Hisamitsu Pharmaceutical Company, Inc.	10,100	496,469
Hitachi, Ltd.	106,000	717,875
Hoya Corp.	25,000	501,721
Idemitsu Kosan Company, Ltd.	1,000	81,336
IHI Corp.	57,000	209,172
Inpex Corp.	56	236,589
Isuzu Motors, Ltd.	27,000	201,558
ITO EN, Ltd.	7,000	155,022
ITOCHU Corp.	81,600	1,012,852
Izumi Company, Ltd.	7,200	172,852
J Trust Company, Ltd. (L)	4,800	96,430
Japan Real Estate Investment Corp.	18	178,115
Japan Retail Fund Investment Corp.	102	192,931
Japan Tobacco, Inc.	12,300	416,596
JFE Holdings, Inc.	17,600	363,187
JGC Corp.	8,000	266,976
K's Holding Corp.	5,600	156,075
Kakaku.com, Inc.	9,800	236,259
Kao Corp.	30,400	944,230
KDDI Corp.	34,700	1,568,250
Keio Corp.	26,000	173,525
Keyence Corp.	3,200	980,645
Kintetsu Corp.	76,000	314,164
Kobe Steel, Ltd. (I)	145,000	191,695
Komatsu, Ltd.	9,100	229,578
Kubota Corp.	28,000	417,040

4

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Japan (continued)

Lawson, Inc.	7,600	$551,653
Makita Corp.	4,300	231,350
Marubeni Corp.	17,000	117,900
Mazda Motor Corp. (I)	226,000	867,277
Medipal Holdings Corp.	20,700	273,272
Mitsubishi Corp.	8,600	149,734
Mitsubishi Estate Company, Ltd.	33,000	810,322
Mitsubishi Heavy Industries, Ltd.	53,000	324,862
Mitsui Engineering & Shipbuilding Company, Ltd.	48,000	77,868
Mitsui Fudosan Company, Ltd.	17,000	467,229
Mizuho Financial Group, Inc.	225,900	427,426
Namco Bandai Holdings, Inc.	15,600	251,669
NanoCarrier Company, Ltd. (I)	18	68,153
NEC Corp.	149,000	346,204
Nidec Corp.	3,200	216,586
Nintendo Company, Ltd.	3,600	355,036
Nippon Building Fund, Inc.	21	216,427
Nitori Holdings Company, Ltd.	6,300	498,555
Nitto Denko Corp.	10,000	597,035
Nomura Holdings, Inc.	92,300	713,433
Nomura Research Institute, Ltd.	12,000	346,570
NTT DOCOMO, Inc.	432	638,149
Odakyu Electric Railway Company, Ltd.	55,000	533,125
OJI Paper Company, Ltd.	48,000	167,550
Ono Pharmaceutical Company, Ltd.	4,400	303,014
Oracle Corp. Japan	2,800	110,258
Orient Corp. (I)(L)	70,000	201,778
Oriental Land Company, Ltd.	5,100	694,984
Osaka Securities Exchange Company, Ltd.	900	82,624
Panasonic Corp. (I)	30,900	235,785
Park24 Company, Ltd.	12,600	233,183
Point, Inc.	1,470	65,302
Rakuten, Inc.	22,500	249,392
Ricoh Company, Ltd.	22,000	256,204
Santen Pharmaceutical Company, Ltd.	8,400	334,315
Sawai Pharmaceutical Company, Ltd.	1,800	196,974
Secom Company, Ltd.	3,900	196,828
Sekisui House, Ltd.	10,000	129,051
Seven Bank, Ltd.	58,400	205,964
Sharp Corp. (I)	31,000	142,036
Shimamura Company, Ltd.	3,300	377,947
Shimano, Inc.	6,800	525,393
Shimizu Corp.	27,000	95,503
Shin-Etsu Chemical Company, Ltd.	4,900	308,146
Shinsei Bank, Ltd.	55,000	127,900
Shionogi & Company, Ltd.	8,600	160,877
Shiseido Company, Ltd.	14,800	210,320
SMC Corp.	1,600	307,444
Softbank Corp.	23,200	1,160,398
Stanley Electric Company, Ltd.	10,600	194,313
Sumitomo Metal Mining Company, Ltd.	19,000	239,263
Sumitomo Mitsui Financial Group, Inc.	19,200	751,545
Sumitomo Mitsui Trust Holdings, Inc.	59,000	244,173
Sumitomo Realty & Development Company, Ltd.	13,000	496,659
Sumitomo Rubber Industries, Ltd.	13,500	212,121
Suruga Bank, Ltd.	5,000	75,297
Suzuken Company, Ltd.	3,600	114,551

5

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Japan (continued)

Suzuki Motor Corp.	5,200	$126,587
Sysmex Corp.	6,200	405,153
Takeda Pharmaceutical Company, Ltd.	18,800	832,266
Terumo Corp.	12,200	604,346
The Dai-ichi Life Insurance Company, Ltd.	459	630,939
Tobu Railway Company, Ltd.	64,000	332,090
Tokyo Gas Company, Ltd.	79,000	425,943
Tokyu Land Corp.	27,000	245,295
Toray Industries, Inc.	26,000	178,463
Toshiba Corp.	103,000	486,572
Tosoh Corp.	36,000	118,153
Toyo Suisan Kaisha, Ltd.	9,000	289,368
Toyota Boshoku Corp.	3,500	49,855
Toyota Motor Corp.	28,200	1,663,448
Toyota Tsusho Corp.	10,300	272,927
Trend Micro, Inc.	12,700	386,962
Tsumura & Company, Ltd.	9,300	265,147
Tsuruha Holdings, Inc.	1,100	89,034
Unicharm Corp.	9,800	548,084
USS Company, Ltd.	2,840	328,062
Wacom Company, Ltd.	21,600	270,594
Yahoo Japan Corp.	1,444	656,541
Yamada Denki Company, Ltd.	7,120	269,674
Yamaha Motor Company, Ltd.	8,200	126,966

Jersey, Channel Islands 0.1%		185,728

Randgold Resources, Ltd.	2,361	185,728

Luxembourg 0.3%		714,896

Millicom International Cellular SA,SDR	3,498	280,153
SES SA	14,748	434,743

Macau 0.1%		327,193

Sands China, Ltd.	61,600	327,193

Netherlands 2.1%		4,811,922

ASML Holding NV	3,024	249,347
Gemalto NV	5,546	465,663
Heineken NV	4,707	326,449
Koninklijke Ahold NV	25,338	409,371
Koninklijke Philips Electronics NV	22,203	627,453
Randstad Holdings NV	3,274	138,916
Reed Elsevier NV	14,933	243,258
Unilever NV	57,993	2,351,465

New Zealand 0.1%		249,865

Telecom Corp. of New Zealand, Ltd.	137,173	249,865

Norway 0.9%		1,943,304

Aker Solutions ASA	9,713	143,604
DNB ASA	8,638	139,099
Fred Olsen Energy ASA	798	33,570
Marine Harvest ASA (L)	108,271	112,705
Seadrill, Ltd.	11,276	457,361
Statoil ASA	25,472	576,391
TGS-NOPEC Geophysical Company ASA	5,567	193,975
Yara International ASA	6,398	286,599

6

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Singapore 1.8%		$4,143,965

CapitaCommercial Trust	98,000	117,521
Ezion Holdings, Ltd.	55,000	98,828
Golden Agri-Resources, Ltd.	445,000	201,676
Hyflux, Ltd.	12,500	13,220
Keppel Corp., Ltd.	25,400	209,645
Oversea-Chinese Banking Corp., Ltd.	36,006	293,299
SATS, Ltd.	60,000	154,535
SembCorp Industries, Ltd.	61,000	234,150
Singapore Exchange, Ltd.	51,000	297,810
Singapore Press Holdings, Ltd.	96,000	323,503
Singapore Technologies Engineering, Ltd.	152,000	484,050
Singapore Telecommunications, Ltd.	364,000	1,077,158
SMRT Corp., Ltd.	74,000	83,648
StarHub, Ltd.	76,000	238,633
United Overseas Bank, Ltd.	15,000	253,389
Yanlord Land Group, Ltd.	56,000	62,900

Spain 2.5%		5,649,822

Banco Bilbao Vizcaya Argentaria SA	48,465	454,377
Distribuidora Internacional de Alimentacion SA	30,959	240,841
Enagas SA	9,507	237,648
Ferrovial SA	17,630	284,739
Gas Natural SDG SA	6,413	132,406
Grifols SA	5,592	204,638
Iberdrola SA	107,696	572,857
Inditex SA	18,696	2,317,286
Red Electrica Corp. SA	8,618	456,060
Repsol SA	33,440	748,970

Sweden 1.7%		3,739,207

Boliden AB	4,003	57,192
Hennes & Mauritz AB, B Shares (L)	50,952	1,741,137
Investment AB Kinnevik, B Shares	8,607	227,016
Investor AB, B Shares	11,846	339,461
Scania AB, Series B	11,460	254,386
Skandinaviska Enskilda Banken AB, Series A	40,038	415,457
Svenska Cellulosa AB, B Shares	10,316	256,282
Swedbank AB, Class A	18,928	448,276

Switzerland 8.9%		19,938,346

ABB, Ltd. (SIX Swiss Exchange) (I)	22,482	489,539
Actelion, Ltd. (I)	8,092	483,559
Adecco SA (I)	1,850	102,815
Cie Financiere Richemont SA	6,542	575,012
Credit Suisse Group AG (I)	28,029	831,292
Geberit AG	2,466	613,697
Glencore International PLC	26,696	130,156
Holcim, Ltd. (I)	1,776	137,837
Kuehne & Nagel International AG	1,078	120,876
Nestle SA	79,836	5,268,128
Novartis AG	14,847	1,063,873
Pargesa Holding SA	495	34,439
Partners Group Holding AG	1,699	431,705
Roche Holdings AG	24,972	6,179,079
Schindler Holding AG, Participation Certificates	2,015	292,864
SGS SA	340	760,425
Sonova Holding AG (I)	1,324	145,866

7

International Growth Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Switzerland (continued)

Straumann Holding AG	489	$66,759
Swiss Life Holding (I)	1,208	199,421
Swiss Re, Ltd. (I)	3,210	235,477
Swisscom AG	500	212,796
Syngenta AG	1,153	452,442
The Swatch Group AG	2,272	222,875
The Swatch Group AG (Bearer Shares)	1,248	708,474
Transocean, Ltd.	3,517	178,940

United Kingdom 19.5%		43,974,716

Aberdeen Asset Management PLC	66,518	464,664
Admiral Group PLC	20,843	422,302
Aggreko PLC	8,405	227,087
Anglo American PLC	16,552	375,163
ARM Holdings PLC	48,407	706,669
Ashmore Group PLC	37,849	226,543
Ashtead Group PLC	24,222	227,279
ASOS PLC (I)	4,504	265,784
Associated British Foods PLC (I)	8,791	239,996
AstraZeneca PLC	19,442	991,824
Babcock International Group PLC	17,993	315,790
Barclays PLC	336,540	1,610,309
Barratt Developments PLC (I)	46,464	222,680
BG Group PLC	55,801	1,015,570
BHP Billiton PLC	25,638	741,911
British American Tobacco PLC	101,287	5,562,805
British Sky Broadcasting Group PLC	27,721	328,329
BT Group PLC	62,847	286,918
Bunzl PLC	27,013	525,461
Burberry Group PLC	14,387	313,571
Capita PLC	25,654	373,751
Chemring Group PLC	16,015	68,500
Cobham PLC	95,405	412,730
Croda International PLC	7,182	267,949
Debenhams PLC	86,344	121,039
Diageo PLC	152,826	4,524,354
easyJet PLC	14,478	273,949
Eurasian Natural Resources Corp. PLC	16,912	61,370
GlaxoSmithKline PLC	178,576	4,628,738
HSBC Holdings PLC	47,190	516,918
ICAP PLC	14,517	80,568
IG Group Holdings PLC	19,560	171,287
IMI PLC	10,908	213,354
Intercontinental Hotels Group PLC	15,566	448,573
Intertek Group PLC	9,654	470,375
ITV PLC	170,031	337,447
John Wood Group PLC	20,871	270,012
Kazakhmys PLC	11,490	55,988
Lancashire Holdings, Ltd.	353	4,260
Lloyds Banking Group PLC (I)	2,234,056	2,050,038
Man Group PLC	88,418	151,958
Micro Focus International PLC	14,708	152,453
Mondi PLC	7,212	94,535
Next PLC	13,576	947,781
Persimmon PLC (I)	12,864	237,309
Playtech, Ltd.	16,613	168,215
Prudential PLC	70,370	1,185,992

8

International Growth Fund
As of 5-31-13 (Unaudited)

		Shares	Value

United Kingdom (continued)

Reckitt Benckiser Group PLC		20,700	$1,476,838
Reed Elsevier PLC		34,826	390,193
Rightmove PLC		12,614	390,768
Rio Tinto PLC		94,653	4,083,959
Royal Bank of Scotland Group PLC (I)		31,447	157,209
SABMiller PLC		5,539	278,609
Smith & Nephew PLC		25,309	294,174
Smiths Group PLC		15,319	319,725
Spectris PLC		7,714	242,268
Standard Life PLC		114,720	674,548
Taylor Wimpey PLC		121,135	179,785
Telecity Group PLC		16,987	249,746
Tesco PLC		48,372	266,942
The Sage Group PLC (I)		30,811	170,235
Tullett Prebon PLC		89	394
Unilever PLC		5,744	241,446
Whitbread PLC		8,954	388,120
William Hill PLC		70,952	471,899
WPP PLC		19,775	337,760

Preferred Securities 1.2%			$2,673,944

(Cost $2,358,151)

Germany 1.2%			2,673,944

Bayerische Motoren Werke AG		2,758	191,930
Fuchs Petrolub AG (L)		2,157	186,041
Henkel AG & Company KgaA		6,018	582,664
Porsche Automobil Holding SE		2,985	248,456
Volkswagen AG		6,717	1,464,853

Rights 0.0%			$12,423

(Cost $0)

Japan 0.0%			12,423

J Trust Company, Ltd. (Expiration Date: 07/30/2013; Strike Price: JPY 1,800) (I)		4,800	12,423

Warrants 0.0%			$98

(Cost $5,399)

Canada 0.0%			98

Kinross Gold Corp. (Expiration Date: 09/17/2014; Strike Price: $21.30) (I)		1,133	98

Escrow Shares 0.0%			$0

(Cost $0)

Austria 0.0%			0

Immofinanz AG (I)(L)		49,581	0

	Yield (%)	Shares	Value

Securities Lending Collateral 4.1%			$9,286,272

(Cost $9,285,884)

John Hancock Collateral Investment Trust (W)	0.2184(Y)	927,848	9,286,272

9

International Growth Fund
As of 5-31-13 (Unaudited)

	Yield (%)	Shares	Value
Short-Term Investments 5.1%			$11,442,429

(Cost $11,442,429)

Money Market Funds 5.1%			11,442,429

State Street Institutional Treasury Money Market Fund	0.0000 (Y)	11,442,429	11,442,429

Total investments (Cost $203,073,618)† 101.7%			$229,162,336

Other assets and liabilities, net (1.7%)			($3,929,853)

Total net assets 100.0%			$225,232,483

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SDR Swedish Depositary Receipt

(I) Non-income producing security.

(L) A portion of this security is on loan as of 5-31-13.

(W) Investment is an affiliate of the Fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 5-31-13.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $204,117,786. Net unrealized appreciation aggregated $25,044,550, of which $29,695,040 related to appreciated investment securities and $4,650,490 related to depreciated investment securities.

The fund had the following sector allocation as a percentage of net assets on 5-31-13:
Financials	16.2%
Health Care	15.9%
Consumer Staples	15.5%
Consumer Discretionary	13.4%
Industrials	10.7%
Materials	6.5%
Information Technology	6.1%
Telecommunication Services	3.8%
Energy	2.3%
Utilities	2.1%
Short-Term Investments & Other	7.5%

10

International Growth Fund
As of 5-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in open-end mutual funds, including John Hancock Collateral Investment Trust, are valued at their respective net asset values each business day. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities and forward foreign currency contracts traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	5-31-13	Price	Inputs	Inputs
Common Stocks
Australia	$11,323,926	—	$11,323,926	—
Austria	544,530	—	544,530	—
Belgium	2,769,798	—	2,769,798	—
Canada	5,858,021	$5,858,021	—	—
China	588,260	—	588,260	—
Denmark	5,453,162	—	5,453,162	—
Finland	3,264,485	—	3,264,485	—
France	12,235,740	—	12,235,740	—
Germany	15,274,023	—	15,274,023	—

11

International Growth Fund
As of 5-31-13 (Unaudited)

Greece	$15,488	—	$15,488	—
Guernsey, Channel Islands	150,393	—	150,393	—
Hong Kong	6,705,953	—	6,705,953	—
Ireland	2,504,531	—	2,504,531	—
Israel	854,057	—	854,057	—
Italy	2,715,243	—	2,715,243	—
Japan	49,810,596	—	49,810,596	—
Jersey, Channel Islands	185,728	—	185,728	—
Luxembourg	714,896	—	714,896	—
Macau	327,193	—	327,193	—
Netherlands	4,811,922	—	4,811,922	—
New Zealand	249,865	—	249,865	—
Norway	1,943,304	—	1,943,304	—
Singapore	4,143,965	—	4,143,965	—
Spain	5,649,822	—	5,649,822	—
Sweden	3,739,207	—	3,739,207	—
Switzerland	19,938,346	—	19,938,346	—
United Kingdom	43,974,716	—	43,974,716	—
Preferred Securities	2,673,944	—	2,673,944	—
Rights	12,423	$12,423	—	—
Warrants	98	98	—	—
Securities Lending Collateral	9,286,272	9,286,272	—	—
Short-Term Investments	11,442,429	11,442,429	—	—

Total Investments in Securities	$229,162,336	$26,599,243	$202,563,093	—
Other Financial Instruments
Futures	$293,570	$293,570	—	—
Forward Foreign Currency Contracts	$329,753	—	$329,753	—

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2013, the Fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchased or to be purchased. The following table summarizes the contracts held at May 31, 2013.

						UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	NOTIONAL	APPRECATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	BASIS	VALUE	(DEPRECITION)

CAC 40 Index Futures	41	Long	Jun 2013	$2,091,213	$2,100,148	$8,935

DAX Index Futures	31	Long	Jun 2013	8,045,718	8,427,625	381,907

TOPIX Index Futures	25	Long	Jun 2013	3,082,625	2,766,005	(316,620)

FTSE 100 Index Futures	2	Short	Jun 2013	(207,364)	(198,144)	9,220

OMXS 30 Index Futures	4	Short	Jun 2013	(75,773)	(73,498)	2,275

SPI 200 Index Futures	31	Short	Jun 2013	(3,865,819)	(3,658,876)	206,943

S&P TSX 60 Index Futures	32	Short	Jun 2013	(4,511,416)	(4,477,994)	33,422

Total						$326,082

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the

12

International Growth Fund
As of 5-31-13 (Unaudited)

use of forwards include the possible failure of counterparties to meet the terms of the forward agreement and the risk that currency movements will not occur thereby reducing the Fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2013, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rates. The following table summarizes the contracts held at May 31, 2013.

	PRINCIPAL	PRINCIPAL
	AMOUNT	AMOUNT			UNREALIZED
	COVERED BY	COVERED BY		SETTLEMENT	APPRECIATION
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	DATE	(DEPRECIATION)

Buys

CHF	207,941	$224,632	Bank of America N.A.	6-20-13	($7,142)

CHF	839,401	878,347	Deutsche Bank AG	6-20-13	(400)

CHF	207,940	224,369	Mellon Bank NA	6-20-13	(6,881)
			Morgan Stanley & Company,
CHF	661,166	690,125	Inc.	6-20-13	1,402

EUR	444,756	584,409	Deutsche Bank AG	6-20-13	(6,292)

GBP	94,291	144,379	Barclays Bank PLC	6-20-13	(1,130)
			Brown Brothers Harriman &
GBP	177,319	271,300	Company	6-20-13	(1,912)

GBP	177,320	271,232	JPMorgan Chase Bank	6-20-13	(1,843)
			Morgan Stanley & Company,
GBP	214,453	328,251	Inc.	6-20-13	(2,448)

GBP	103,156	157,805	Royal Bank of Scotland PLC	6-20-13	(1,088)

HKD	19,528,716	2,516,649	Bank of America N.A.	6-20-13	(714)

HKD	15,687,746	2,021,639	Barclays Bank PLC	6-20-13	(546)
			Brown Brothers Harriman &
HKD	6,245,911	804,865	Company	6-20-13	(188)

HKD	9,192,270	1,184,562	Mellon Bank NA	6-20-13	(298)
			Morgan Stanley & Company,
HKD	11,447,017	1,475,216	Inc.	6-20-13	(468)
			State Street Bank & Trust
HKD	7,451,586	960,144	Company	6-20-13	(137)

JPY	62,492,311	611,204	Bank of New York	6-20-13	10,929
			Morgan Stanley & Company,
JPY	62,492,311	613,919	Inc.	6-20-13	8,213

SGD	568,341	460,029	Bank of America N.A.	6-20-13	(10,369)

SGD	922,641	746,787	Barclays Bank PLC	6-20-13	(16,812)
			Brown Brothers Harriman &
SGD	852,564	689,565	Company	6-20-13	(15,033)

SGD	553,990	448,139	Deutsche Bank AG	6-20-13	(9,834)

SGD	751,694	608,432	Mellon Bank NA	6-20-13	(13,707)

13

International Growth Fund
As of 5-31-13 (Unaudited)

SGD	1,010,876	$818,248	Morgan Stanley & Company,	6-20-13	($18,463)
			Inc.

SGD	751,694	608,303	Royal Bank of Scotland PLC	6-20-13	(13,577)
			State Street Bank & Trust
SGD	751,694	608,405	Company	6-20-13	(13,680)

Total		$18,950,955			($122,418)

Sells

AUD	881,360	$909,547	Bank of America N.A.	6-20-13	$67,029

AUD	425,111	438,744	Barclays Bank PLC	6-20-13	32,368

AUD	528,167	544,815	Mellon Bank NA	6-20-13	39,925
			Morgan Stanley & Company,
AUD	1,718,802	1,710,089	Inc.	6-20-13	67,036
			State Street Bank & Trust
AUD	1,718,801	1,697,677	Company	6-20-13	54,625

CAD	1,212,560	1,185,414	Bank of America N.A.	6-20-13	16,290

CAD	488,456	477,558	Barclays Bank PLC	6-20-13	6,599

CAD	512,717	507,638	Deutsche Bank AG	6-20-13	13,287
			Morgan Stanley & Company,
CAD	933,979	913,378	Inc.	6-20-13	12,855

CAD	1,177,436	1,149,898	Royal Bank of Scotland PLC	6-20-13	14,640
			State Street Bank & Trust
CAD	177,998	173,805	Company	6-20-13	2,183

DKK	8,521,890	1,502,552	Bank of America N.A.	6-20-13	16,539
			Brown Brothers Harriman &
DKK	4,989,578	878,354	Company	6-20-13	8,291

JPY	54,009,927	550,734	Barclays Bank PLC	6-20-13	13,046
			Brown Brothers Harriman &
JPY	45,308,790	462,056	Company	6-20-13	10,992

JPY	37,768,313	385,131	JPMorgan Chase Bank	6-20-13	9,134

JPY	63,011,581	642,857	Mellon Bank NA	6-20-13	15,555

			Morgan Stanley & Company,
JPY	109,363,194	1,115,537	Inc.	6-20-13	26,788

NOK	1,799,867	313,340	Bank of America N.A.	6-20-13	6,828
			Brown Brothers Harriman &
NOK	1,449,969	252,313	Company	6-20-13	5,387

NOK	1,754,214	305,337	JPMorgan Chase Bank	6-20-13	6,599
			Morgan Stanley & Company,
NOK	1,673,672	291,197	Inc.	6-20-13	6,175

Total		$16,407,971			$452,171

Currency Abbreviations
AUD	Australian Dollar	GBP	Pound Sterling
CAD	Canadian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	JPY	Japanese Yen
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	SGD	Singapore Dollar

14

International Growth Fund
As of 5-31-13 (Unaudited)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

15

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Growth Fund.

87Q1 5/13
7/13

John Hancock

MUTUAL FUNDS

# John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

International Allocation Portfolio
As of 5-31-13 (Unaudited)

Investment companies
Underlying Funds’ Subadvisors

Atlantis Investment Management (Hong Kong) Ltd.	(Atlantis)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Dimemsional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, Inc.	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management*	(John Hancock)

*Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

	Shares	Value

Affiliated Investment Companies 94.9%		$16,499,100

(Cost $14,259,810)

EQUITY 94.9%		16,499,100

International Large Cap 69.4%

John Hancock Funds II
International Growth Stock, Class NAV (Invesco)	216,395	2,603,236
International Value, Class NAV (Templeton)	284,507	4,338,729

John Hancock Funds III
International Core, Class NAV (GMO)	54,629	1,648,717
International Value Equity, Class NAV (John Hancock1)(A)	199,941	1,735,492

John Hancock Variable Insurance Trust
International Growth Opportunities, Class NAV (Baillie Gifford)	144,624	1,735,492

Emerging Markets 18.8%

John Hancock Funds II
Emerging Markets, Class NAV (DFA)	201,289	2,111,521
China Emerging Leaders, Class NAV (Atlantis)	46,157	433,873

John Hancock Investment Trust
Greater China Opportunities, Class NAV (John Hancock2)(A)	34,967	731,863

International Small Cap 6.7%

John Hancock Funds II
International Small Company, Class NAV (DFA)	131,539	1,160,177

Unaffiliated Investment Companies 5.0%		$865,143

(Cost $826,937)

EXCHANGE TRADED FUNDS 5.0%		865,143
Market Vectors Vietnam ETF	4,100	86,592
iShares MSCI Taiwan Index Fund	9,483	129,348
iShares MSCI Malaysia Index Fund	2,685	42,960
iShares MSCI Italy Capped Index Fund	6,452	85,876
iShares MSCI Germany Index Fund	13,297	347,717
iShares MSCI France Index Fund	6,906	172,650

1

International Allocation Portfolio
As of 5-31-13 (Unaudited)

Total investments (Cost $15,086,747)† 99.9%	$17,364,243

Other assets and liabilities, net 0.1%	$9,660

Total net assets 100.0%	$17,373,903

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Portfolio.

(A) The subadvisor is an affiliate of the advisor.

(G) The Portfolio's subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $15,086,747. Net unrealized depreciation aggregated $2,277,496, of which $2,318,673 related to appreciated investment securities and $41,177 related to depreciated investment securities.

2

International Allocation Portfolio
As of 5-31-13 (Unaudited)
Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities, including exchange-traded funds held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Investments by the Funds in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies.Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of May 31, 2013, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

3

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/13
7/13

MUTUAL FUNDS

# John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2013

Global Shareholder Yield Fund
As of 5-31-13 (Unaudited)

	Shares	Value

Common Stocks 97.7%		$1,986,333,930

(Cost $1,694,056,182)

Australia 3.0%		60,682,621

BHP Billiton, Ltd.	378,100	12,321,850
Commonwealth Bank of Australia	183,000	11,592,449
Telstra Corp., Ltd.	4,953,800	22,407,452
Westpac Banking Corp.	534,661	14,360,870

Belgium 0.7%		13,967,075

Anheuser-Busch InBev NV	151,520	13,967,075

Canada 3.6%		72,507,604

BCE, Inc.	808,900	36,350,761
Rogers Communications, Inc., Class B	377,800	17,127,176
Shaw Communications, Inc., Class B	853,700	19,029,667

France 6.1%		123,477,929

Electricite de France SA	129,744	2,931,976
Sanofi	173,950	18,293,330
SCOR SE	821,700	24,109,862
Total SA	556,000	27,576,584
Vinci SA	648,800	32,861,194
Vivendi SA	916,743	17,704,983

Germany 6.7%		136,466,886

BASF SE	304,100	29,714,667
Daimler AG	542,100	34,759,238
Deutsche Post AG	825,700	20,838,424
Deutsche Telekom AG	2,063,900	23,589,862
Muenchener Rueckversicherungs AG	147,250	27,564,695

Italy 1.5%		29,846,867

Terna Rete Elettrica Nazionale SpA	6,726,400	29,846,867

Netherlands 1.6%		32,654,040

Royal Dutch Shell PLC, ADR	492,000	32,654,040

Norway 1.4%		28,832,968

Orkla ASA	1,610,400	13,589,209
Yara International ASA	340,300	15,243,759

Philippines 0.6%		11,520,471

Philippine Long Distance Telephone Company, ADR	160,051	11,520,471

Sweden 0.5%		11,418,361

Svenska Handelsbanken AB, Class A	266,800	11,418,361

Switzerland 5.0%		101,635,678

Nestle SA	281,700	18,588,502
Novartis AG	291,300	20,873,315
Roche Holdings AG	122,700	30,360,926
Swisscom AG	74,750	31,812,935

United Kingdom 18.1%		368,707,478

AstraZeneca PLC, ADR	592,330	30,356,913
BAE Systems PLC	5,015,700	30,770,581
British American Tobacco PLC	303,100	16,646,620
Centrica PLC	4,246,300	24,478,580

1

Global Shareholder Yield Fund
As of 5-31-13 (Unaudited)

	Shares	Value

United Kingdom (continued)

Compass Group PLC	842,000	$11,050,908
Diageo PLC, ADR	86,400	10,217,664
GlaxoSmithKline PLC	1,288,050	33,386,601
Imperial Tobacco Group PLC	926,300	33,172,159
National Grid PLC	2,882,860	34,107,945
Pearson PLC	1,085,300	20,226,735
Reckitt Benckiser Group PLC	233,700	16,673,283
Severn Trent PLC	322,300	10,028,161
SSE PLC	1,163,200	27,199,428
United Utilities Group PLC	2,088,463	23,823,161
Vodafone Group PLC	12,119,900	35,122,951
WM Morrison Supermarkets PLC	2,765,250	11,445,788

United States 48.9%		994,615,952

AbbVie, Inc.	645,620	27,561,518
Altria Group, Inc.	869,700	31,396,170
Apple, Inc.	35,835	16,114,283
Arthur J. Gallagher & Company	288,100	12,584,208
AT&T, Inc.	604,000	21,133,960
Automatic Data Processing, Inc.	181,400	12,465,808
Bristol-Myers Squibb Company	234,790	10,802,688
CenturyLink, Inc.	859,070	29,337,241
CME Group, Inc.	326,600	22,185,938
CMS Energy Corp.	577,300	15,558,235
Comcast Corp., Special Class A	404,500	15,694,600
ConocoPhillips	437,500	26,836,250
Deere & Company	138,100	12,029,891
Diamond Offshore Drilling, Inc.	387,400	26,656,994
Dominion Resources, Inc.	254,000	14,363,700
Duke Energy Corp.	440,718	29,497,256
E.I. du Pont de Nemours & Company	303,100	16,909,949
Emerson Electric Company	256,100	14,715,506
Enterprise Products Partners LP	271,100	16,100,629
Health Care REIT, Inc.	226,200	15,388,386
Honeywell International, Inc.	212,400	16,664,904
Integrys Energy Group, Inc.	244,390	14,059,757
Johnson & Johnson	193,200	16,263,576
Kimberly-Clark Corp.	306,300	29,659,029
Kinder Morgan Energy Partners LP	284,900	23,760,660
KLA-Tencor Corp.	287,100	16,160,859
Lockheed Martin Corp.	306,300	32,415,729
Lorillard, Inc.	676,600	28,714,904
MarkWest Energy Partners LP	201,700	13,279,928
Mattel, Inc.	547,500	24,500,625
McDonald's Corp.	151,500	14,630,355
Merck & Company, Inc.	321,200	15,000,040
Microchip Technology, Inc.	632,800	23,084,544
Microsoft Corp.	499,400	17,419,072
PepsiCo, Inc.	141,900	11,461,263
Philip Morris International, Inc.	289,200	26,291,172
PPL Corp.	1,101,300	32,708,610
R.R. Donnelley & Sons Company	1,033,000	13,707,910
Regal Entertainment Group, Class A	885,790	15,678,483
Reynolds American, Inc.	667,000	32,089,370
SCANA Corp.	224,100	11,303,604
Spectra Energy Corp.	359,600	10,992,972
TECO Energy, Inc.	1,071,400	18,867,354

2

Global Shareholder Yield Fund
As of 5-31-13 (Unaudited)

	Shares	Value

United States (continued)

The Coca-Cola Company	263,600	$10,541,364
The Dow Chemical Company	475,600	16,389,176
The Southern Company	418,300	18,363,370
Time Warner, Inc.	327,600	19,122,012
Vectren Corp.	409,800	14,072,532
Verizon Communications, Inc.	649,900	31,507,152
Waste Management, Inc.	535,700	22,461,901
Wells Fargo & Company	397,300	16,110,515

Preferred Securities 0.5%		$10,524,306

(Cost $10,325,774)

United States 0.5%		10,524,306

MetLife, Inc., Series B, 6.500%	417,300	10,524,306

Total investments (Cost $1,704,381,956)† 98.2%		$1,996,858,236

Other assets and liabilities, net 1.8%		$35,951,253

Total net assets 100.0%	$2,032,809,489

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,708,657,793. Net unrealized appreciation aggregated $288,200,443, of which $296,779,368 related to appreciated investment securities and $8,578,925 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 5-31-13:

Utilities	15.6%
Consumer Staples	15.0%
Telecommunication Services	13.7%
Health Care	10.0%
Industrials	9.7%
Energy	8.7%
Consumer Discretionary	8.6%
Financials	8.2%
Materials	4.5%
Information Technology	4.2%
Net other Assets and Liablities	1.8%

3

Global Shareholder Yield Fund
As of 5-31-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading.

Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of foreign securities may occur between the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value foreign securities in order to adjust for events that may occur between the close of foreign exchanges and the close of the NYSE.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/13	Price	Inputs	Inputs
Common Stocks
Australia	$60,682,621	—	$60,682,621	—
Belgium	13,967,075	—	13,967,075	—
Canada	72,507,604	$72,507,604	—	—
France	123,477,929	—	123,477,929	—
Germany	136,466,886	—	136,466,886	—
Italy	29,846,867	—	29,846,867	—
Netherlands	32,654,040	32,654,040	—	—
Norway	28,832,968	—	28,832,968	—
Philippines	11,520,471	11,520,471	—	—
Sweden	11,418,361	—	11,418,361	—
Switzerland	101,635,678	—	101,635,678	—
United Kingdom	368,707,478	40,574,577	328,132,901	—
United States	994,615,952	994,615,952	—	—
Preferred Securities
United States	10,524,306	10,524,306	—	—
Total Investments in Securities	$1,996,858,236	$1,162,396,950	$834,461,286	—

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

4

# More information

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 55913<br>Boston, MA 02205-5913 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>30 Dan Road<br>Canton, MA 02021 |
| **Phone** | Customer service representatives<br>EASI-Line<br>TDD line | **1-800-225-5291**<br>**1-800-338-8080**<br>**1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

320Q1 5/13
7/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
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Hugh McHaffie
President

Date:	July 25, 2013

By:	/s/ Charles A. Rizzo
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Charles A. Rizzo
Chief Financial Officer

Date:	July 25, 2013